Other Revenues (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Other Revenues by Type of Service

Other revenues by type of service is as follows:

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Marketing services revenue	4,416	961	2,100
Logistic services revenue	1,813	1,752	1,640
Promotion services revenue	926	167	90
Others	5,593	4,167	3,594
Total	12,748	7,047	7,424